Commitments and contingencies - Summary of Exit Liability And Related Activity (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 25, 2021	Dec. 26, 2020
EWC Ventures and its Subsidiaries [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	$ 615	$ 778
Additional exit cost obligation at cease-use date in fiscal 2020		159
Accretion during fiscal year 2020		11
Net payments made during fiscal year 2020		(333)
Restructuring Reserve, Ending Balance		615
Total cost expected to be incurred for exit obligations		957
Exit costs fully recorded at the cease-use dates		937
Accretion expense		20
European Wax Center, Inc. and Subsidiaries
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	615
Accretion during fiscal year 2020	6
Net payments made during fiscal year 2020	(273)
Restructuring Reserve, Ending Balance	$ 348	$ 615